Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011	Dec. 26, 2010
Deferred tax assets:
Net operating loss carryforwards	$ 5,997	$ 3,635
Accrued liabilities	417	170
General business credits	3,144	2,098
Stock-based compensation	443	313
Other	91	62
Total deferred tax assets	10,092	6,278
Deferred tax liability:
Intangibles	(5,037)	(3,937)
Prepaid expenses	(199)	(194)
Property and equipment	(7,295)	(3,539)
Other	(262)	(111)
Total deferred tax liabilities	(12,793)	(7,781)
Net deferred liabilities	$ (2,701)	$ (1,503)